Inventories - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories Line Items [Line Items]
Cost of inventories recognised as expense	$ 190,795	$ 165,303
Net of provision write-off	6,396	3,808
Inventory write-down	5,752	$ 1,248
Stockpile and concentrate
Inventories Line Items [Line Items]
Inventories, at net realisable value	$ 2,710